UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2009

Date of reporting period:	May 31, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Advantage Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended May 31, 2009

Total Return for the 12 Months Ended May 31, 2009
Class A	Class B	Class C	Class I	Morgan Stanley Capital International (MSCI) World Index[1]	Lipper Global Multi-Cap Growth Funds Index[2]
–30.09%	–30.60%	–30.60%	–29.92%	–34.83%	–33.14%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Global equity markets encountered one of the most difficult periods in history during the 12 months ended May 31, 2009. The nearly frozen credit markets and unprecedented lack of liquidity exacerbated the decline in the world's already shrinking economic activity. Falling demand for commodities led to steep drops in commodity prices, especially that of oil. Unemployment rose steadily and the U.S. housing market showed no signs of bottoming, leading to a considerable slump in consumer spending and confidence levels. Corporate earnings continued to weaken across most sectors of the global economy, and corporate managements issued increasingly pessimistic earnings forecasts.

With the Lehman Brothers bankruptcy in September 2008, market volatility rose to extreme levels. Risk aversion soared; investors fled the stock and bond markets for the relative safety of U.S. Treasuries or cash. The fear-driven market conditions persisted as investors remained concerned that the aggressive policy actions taken by governments and central banks, as well as the nationalization of some financial institutions, were not enough to contain the crisis. Although markets appeared to stabilize somewhat in December, the new year brought another round of worsening economic data to the forefront.

However, investor sentiment brightened in March. Although economic data remained squarely in negative territory, the rate of decline appeared to be slowing. There was some evidence that the policy actions taken earlier in the period were starting to work, and investors approved of new U.S. Federal Reserve and U.S. Treasury plans. Moreover, a few large U.S. banks reported profitability in the first two months of 2009. These events, together with the technically oversold condition of the markets, prompted a renewed interest in risky assets. The global equity markets rallied strongly, with the largest bounces occurring in those markets and sectors that had been hardest hit in the downturn.

Nevertheless, at the close of this period, many downside risks remain, as the global economy is still deep in recession and the financial system is still fragile. Treasuries began pricing in the possibility of rising inflation, although views remained mixed on whether inflation poses a serious threat.

Performance Analysis

All share classes of Morgan Stanley Global Advantage Fund outperformed the Morgan Stanley Capital

International (MSCI) World Index (the "Index") and the Lipper Global Multi-Cap Growth Funds Index for the 12 months ended May 31, 2009, assuming no deduction of applicable sales charges.

The Fund's portfolio is constructed on a bottom-up basis, with individual stocks selected based on where the team is finding the most attractive opportunities. The management team seeks to build a portfolio of securities that we believe has the potential to generate consistent long-term earnings growth. Although the team does not engage in top-down portfolio construction, the Fund's country and sector weights can have an impact on performance relative to the Index. This was certainly the case during the 12 months ended May 31, 2009, in which both country and sector allocations contributed positively to relative performance.

From a country perspective, overweight allocations to South Africa and Israel added to relative gains, as did an overweight to Hong Kong, which was the best performing market during the review period. However, security selection detracted slightly from relative results. Weak performance from selection in Canada, the U.S. and Greece overwhelmed the positive influence of our selections in Japan, the U.K. and Australia.

On a sector basis, relative performance was aided by an overweight allocation in health care, which was the best performing sector during the period, and underweight allocations to financials and materials, the weakest performing sectors during the period. Security selection at the sector level slightly offset the positive impact of sector allocation. Security selection in the financials, staples and utilities sectors hampered relative performance, despite the benefit of good selection in information technology and telecommunication services stocks.

Other factors that affected performance included our allocation among market capitalization segments. The Index does not include exposure to small-cap stocks, while the Fund has maintained some exposure to this segment. As such, relative to the Index the Fund held an overweight in small-cap stocks. This positioning, together with an underweight in large-cap stocks, hurt relative performance because small-caps underperformed large-caps during the period. In contrast, the leadership of growth stocks over value stocks benefited the portfolio's orientation toward growth stocks. The Fund's exposure to emerging markets also was advantageous to relative results, given emerging markets' outperformance over developed markets during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 05/31/09
Intertek Group PLC	3.5%
Teva Pharmaceutical Industries Ltd. (ADR)	3.4
Apple Inc.	3.1
Fresenius Medical Care AG & Co.	3.1
SABMiller PLC	3.0
Daito Trust Construction Co., Ltd.	2.7
Telefonica S.A.	2.6
Amphenol Corporation (Class A)	2.6
Standard Chartered PLC	2.5
AFLAC, Inc.	2.5
TOP FIVE COUNTRIES as of 05/31/09
United States	33.5%
United Kingdom	13.6
Germany	8.4
Bermuda	6.7
Japan	5.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in equity securities of companies located throughout the world (including the United States). The Fund's equity securities may include common stock, preferred stock, depositary receipts and/or convertible securities. The Fund may also invest in foreign securities issued by companies located in emerging market or developing countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B

Over 10 years

Average Annual Total Returns-Period Ended May 31, 2009
Symbol	Class A Shares* (since 02/25/98) GADAX	Class B Shares** (since 02/25/98) GADBX	Class C Shares† (since 02/25/98) GADCX	Class I Shares†† (since 02/25/98) GADDX
1 Year	–30.09%[3] –33.76 [4]	–30.60%[3] –34.07 [4]	–30.60%[3] –31.30 [4]	–29.92%[3] —
5 Years	1.01 [3] –0.07 [4]	0.27 [3] –0.13 [4]	0.27 [3] 0.27 [4]	1.29 [3] —
10 Years	–1.57 [3] –2.10 [4]	–2.17 [3] –2.17 [4]	–2.31 [3] –2.31 [4]	–1.34 [3] —
Since Inception	–0.65 [3] –1.12 [4]	–1.18 [3] –1.18 [4]	–1.37 [3] –1.37 [4]	–0.41 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper Global Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on May 31, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/08 – 05/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	12/01/08	05/31/09	12/01/08 – 05/31/09
Class A
Actual (24.08% return)	$1,000.00	$1,240.80	$8.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.35	$7.64
Class B
Actual (23.79% return)	$1,000.00	$1,237.90	$12.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.61	$11.40
Class C
Actual (23.71% return)	$1,000.00	$1,237.10	$12.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.61	$11.40
Class I
Actual (24.31% return)	$1,000.00	$1,243.10	$7.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.44

  @  Expenses are equal to the Fund's annualized expense ratios of 1.52%, 2.27%, 2.27% and 1.28% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  May 31, 2009

NUMBER OF SHARES		VALUE
	Common Stocks (97.3%)
	Australia (2.0%)
	Data Processing Services
346,905	Computershare Ltd. (c)	$2,469,380
	Bermuda (6.7%)
	Apparel/Footwear Retail
200,600	Esprit Holdings Ltd. (c)(d)	1,278,672
	Food: Meat/Fish/Dairy
1,469,000	China Yurun Food Group (c)(d)	2,063,143
	Multi-Line Insurance
104,484	Axis Capital Holdings Ltd.	2,495,078
	Wholesale Distributors
886,040	Li & Fung Ltd. (c)(d)	2,384,031
	Total Bermuda	8,220,924
	China (1.5%)
	Coal
550,500	China Shenhua Energy Company Ltd. (H Shares) (c)	1,837,921
	Finland (1.2%)
	Electronic Components
46,741	Vacon Oyj (c)	1,504,069
	France (5.0%)
	Food: Major Diversified
31,459	Groupe Danone (c)	1,567,519
	Miscellaneous Commercial Services
42,532	Sodexo (c)	2,118,226
	Pharmaceuticals: Other
53,908	Ipsen S.A. (c)	2,524,291
	Total France	6,210,036
	Germany (8.4%)
	Apparel/Footwear
33,189	Adidas AG (c)	1,214,449
	Internet Software/Services
208,800	United Internet AG (c)	2,684,745

NUMBER OF SHARES		VALUE
	Medical/Nursing Services
90,938	Fresenius Medical Care AG & Co. (c)	$3,811,520
	Miscellaneous Commercial Services
289,920	Wirecard AG (a)(c)	2,639,203
	Total Germany	10,349,917
	Ireland (1.5%)
	Pharmaceuticals: Other
103,900	Icon PLC (Sponsored ADR) (a)	1,812,016
	Israel (4.7%)
	Food: Specialty/Candy
162,499	Strauss Group Ltd. (c)	1,599,601
	Pharmaceuticals: Other
91,500	Teva Pharmaceutical Industries Ltd. (ADR)	4,241,940
	Total Israel	5,841,541
	Japan (5.3%)
	Food: Specialty/Candy
42,900	Unicharm Petcare Corporation (c)	1,235,821
	Home Building
72,100	Daito Trust Construction Co., Ltd. (c)	3,272,826
	Pharmaceuticals: Other
530	EPS Co Ltd. (c)	2,053,064
	Total Japan	6,561,711
	Mexico (1.8%)
	Beverages: Non-Alcoholic
68,200	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units) (b)	2,229,458
	Netherlands (1.6%)
	Medical Specialties
110,800	Qiagen N.V. (a)	1,950,080

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  May 31, 2009 continued

NUMBER OF SHARES		VALUE
	South Africa (2.1%)
	Pharmaceuticals: Generic Drugs
423,888	Aspen Pharmacare Holdings Ltd. (a)(c)	$2,558,286
	South Korea (1.9%)
	Internet Software/Services
14,834	NHN Corp. (a)(c)	2,364,078
	Spain (4.3%)
	Major Banks
194,025	Banco Santander S.A. (c)	2,091,866
	Major Telecommunications
148,941	Telefonica S.A. (c)	3,217,373
	Total Spain	5,309,239
	Switzerland (2.2%)
	Biotechnology
25,715	Lonza Group AG (Registered Shares) (c)	2,658,800
	United Kingdom (13.6%)
	Beverages: Alcoholic
177,962	SABMiller PLC (c)	3,652,291
	Information Technology Services
315,100	Telecity Group PLC (a)(c)	1,572,972
	Investment Managers
486,745	Man Group PLC (c)	1,927,879
	Major Banks
148,902	Standard Chartered PLC (c)	3,041,139
	Miscellaneous Commercial Services
254,352	Intertek Group PLC (c)	4,324,667
	Pharmaceuticals: Other
158,415	Shire Ltd. (c)	2,198,061
	Total United Kingdom	16,717,009

NUMBER OF SHARES		VALUE
	United States (33.5%)
	Beverages: Non-Alcoholic
54,000	PepsiCo, Inc.	$2,810,700
	Biotechnology
55,400	Gilead Sciences, Inc. (a)	2,387,740
	Chemicals: Agricultural
24,900	Monsanto Co.	2,045,535
	Computer Processing Hardware
28,111	Apple Inc. (a)	3,817,755
	Electronic Components
96,000	Amphenol Corporation (Class A)	3,205,440
8,300	First Solar, Inc. (a)	1,577,000
		4,782,440
	Environmental Services
212,200	EnergySolutions Inc.	1,712,454
	Financial Conglomerates
64,900	Prudential Financial, Inc.	2,590,159
	Food: Meat/Fish/Dairy
295,000	Smart Balance Inc. (a)	2,183,000
	Life/Health Insurance
85,400	AFLAC, Inc.	3,031,700
	Medical Specialties
35,900	Bard (C.R.), Inc.	2,566,491
64,800	Thermo Fisher Scientific, Inc. (a)	2,521,368
33,600	West Pharmaceutical Services, Inc.	1,085,952
		6,173,811
	Miscellaneous Commercial Services
53,600	FTI Consulting Inc. (a)	2,691,792
	Specialty Stores
95,200	Staples, Inc.	1,946,840

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Portfolio of Investments  ■  May 31, 2009 continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications
155,200	MetroPCS Communications Inc. (a)	$2,658,576
114,900	NII Holdings Inc. (a)	2,350,854
		5,009,430
	Total United States	41,183,356
	Total Common Stocks (Cost $133,459,734)	119,777,821
NUMBER OF SHARES (000)
	Short-Term Investment (e) (1.3%)
	Investment Company
1,622	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,621,814)	1,621,814
Total Investments (Cost $135,081,548) (f)	98.6%	121,399,635
Other Assets in Excess of Liabilities	1.4	1,693,132
Net Assets	100.0%	$123,092,767

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (c)  Securities with total market value equal to $65,865,893 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 8.

  (d)  Security trades on a Hong Kong exchange.

  (e)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio- Institutional Class.

  (f)  The aggregate cost for federal income tax purposes is $135,176,833. The aggregate gross unrealized appreciation is $8,670,363 and the aggregate gross unrealized depreciation is $22,447,561, resulting in net unrealized depreciation of $13,777,198.

Forward Foreign Currency Contracts Open at May 31, 2009

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	473,564		$659,201	06/01/2009	$(10,280)
EUR	32,088		$44,513	06/01/2009	(851)
	$1,117,781	GBP	695,051	06/01/2009	5,625
	$189,794	HKD	1,471,282	06/01/2009	(6)
JPY	74,349,166		$781,307	06/01/2009	984
Net Unrealized Depreciation					$(4,528)

Currency Abbreviations:

EUR   Euro.

GBP   British Pound.

HKD   Hong Kong Dollar.

JPY   Japanese Yen.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Summary of Investments  ■  May 31, 2009

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Other	$12,829,372	10.6%
Miscellaneous Commercial Services	11,773,888	9.7
Medical Specialties	8,123,891	6.7
Electronic Components	6,286,509	5.2
Major Banks	5,133,005	4.2
Internet Software/Services	5,048,823	4.2
Biotechnology	5,046,540	4.2
Beverages: Non-Alcoholic	5,040,158	4.2
Wireless Telecommunications	5,009,430	4.1
Food: Meat/Fish/Dairy	4,246,143	3.5
Computer Processing Hardware	3,817,755	3.1
Medical/Nursing Services	3,811,520	3.1
Beverages: Alcoholic	3,652,291	3.0
Home Building	3,272,826	2.7
Major Telecommunications	3,217,373	2.7
Life/Health Insurance	3,031,700	2.5
Food: Specialty/Candy	2,835,422	2.3
Financial Conglomerates	2,590,159	2.1

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Generic Drugs	$2,558,286		2.1%
Multi-Line Insurance	2,495,078		2.1
Data Processing Services	2,469,380		2.0
Wholesale Distributors	2,384,031		2.0
Chemicals: Agricultural	2,045,535		1.7
Specialty Stores	1,946,840		1.6
Investment Managers	1,927,879		1.6
Coal	1,837,921		1.5
Environmental Services	1,712,454		1.4
Investment Company	1,621,814		1.3
Information Technology Services	1,572,972		1.3
Food: Major Diversified	1,567,519		1.3
Apparel/Footwear Retail	1,278,672		1.0
Apparel/Footwear	1,214,449		1.0
	$121,399,635	^	100.0%

  ^  Does not include open forward foreign currency contracts with net unrealized depreciation of $4,528.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2009

Assets:
Investments in securities, at value (cost $133,459,734)	$119,777,821
Investment in affiliate, at value (cost $1,621,814)	1,621,814
Foreign cash, at value (cost $44,787)	45,418
Unrealized appreciation on open forward foreign currency contracts	6,609
Receivable for:
Investments sold	4,734,254
Dividends	418,123
Foreign withholding taxes reclaimed	91,909
Dividends from affiliate	350
Prepaid expenses and other assets	47,660
Total Assets	126,743,958
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	11,137
Payable for:
Investments purchased	3,283,496
Shares of beneficial interest redeemed	110,058
Investment advisory fee	57,510
Transfer agent fee	54,254
Distribution fee	36,697
Administration fee	8,124
Accrued expenses and other payables	89,915
Total Liabilities	3,651,191
Net Assets	$123,092,767
Composition of Net Assets:
Paid-in-capital	$445,014,817
Net unrealized depreciation	(13,548,162)
Accumulated undistributed net investment income	228,566
Accumulated net realized loss	(308,602,454)
Net Assets	$123,092,767
Class A Shares:
Net Assets	$104,570,533
Shares Outstanding (unlimited authorized, $.01 par value)	13,055,632
Net Asset Value Per Share	$8.01
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$8.45
Class B Shares:
Net Assets	$6,236,648
Shares Outstanding (unlimited authorized, $.01 par value)	838,636
Net Asset Value Per Share	$7.44
Class C Shares:
Net Assets	$12,131,718
Shares Outstanding (unlimited authorized, $.01 par value)	1,626,392
Net Asset Value Per Share	$7.46
Class I Shares:
Net Assets	$153,868
Shares Outstanding (unlimited authorized, $.01 par value)	18,845
Net Asset Value Per Share	$8.17

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements continued

Statement of Operations

For the year ended May 31, 2009

Net Investment Income: Income
Dividends (net of $136,629 foreign withholding tax)	$2,335,947
Dividends from affiliate	53,925
Interest	2,146
Total Income	2,392,018
Expenses
Investment advisory fee	795,736
Transfer agent fees and expenses	422,928
Distribution fee (Class A shares)	290,104
Distribution fee (Class B shares)	95,167
Distribution fee (Class C shares)	134,789
Administration fee	111,682
Professional fees	94,216
Shareholder reports and notices	87,890
Registration fees	44,822
Custodian fees	29,222
Trustees' fees and expenses	3,504
Other	30,440
Total Expenses	2,140,500
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,334)
Net Expenses	2,137,166
Net Investment Income	254,852
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(15,592,879)
Foreign currency transactions	298,650
Forward foreign currency contracts	(210,428)
Net Realized Loss	(15,504,657)
Change in Unrealized Appreciation/Depreciation on:
Investments	(52,125,480)
Foreign currency transactions	129,440
Forward foreign currency contracts	(4,528)
Net Change in Unrealized Appreciation/Depreciation	(52,000,568)
Net Loss	(67,505,225)
Net Decrease	$(67,250,373)

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED MAY 31, 2009	FOR THE YEAR ENDED MAY 31, 2008
Increase (Decrease) in Net Assets: Operations:
Net investment income	$254,852	$916,355
Net realized gain (loss)	(15,504,657)	15,601,916
Net change in unrealized appreciation/depreciation	(52,000,568)	(28,799,687)
Net Decrease	(67,250,373)	(12,281,416)
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,074,654)	(106,670)
Class I shares	(1,562)	(2,034)
Total Dividends	(1,076,216)	(108,704)
Net decrease from transactions in shares of beneficial interest	(29,013,790)	(37,281,318)
Net Decrease	(97,340,379)	(49,671,438)
Net Assets:
Beginning of period	220,433,146	270,104,584
End of Period (Including accumulated undistributed net investment income of $228,566 and $960,303, respectively)	$123,092,767	$220,433,146

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009

1. Organization and Accounting Policies

Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is to seek long-term capital growth. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period June 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of Redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009 continued

the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009 continued

gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended May 31, 2009, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $1.5 billion; and 0.545% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009 continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $57,460,267 at May 31, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended May 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $213, $16,974 and $377, respectively and received $4,983 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions With Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the Advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class. For the year ended May 31, 2009,

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009 continued

advisory fees paid were reduced by $3,334 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $53,925, for the year ended May 31, 2009. During the year ended May 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class aggregated $50,520,189 and $54,585,123, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2009 aggregated $47,533,395 and $68,890,581, respectively.

For the year ended May 31, 2009, the Fund incurred brokerage commissions of $13,976 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MAY 31, 2009		FOR THE YEAR ENDED MAY 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	508,961	$4,169,835	544,434	$6,345,288
Conversion from Class B	62,355	506,437	649,517	7,861,813
Reinvestment of dividends	158,772	1,044,723	7,780	96,252
Redeemed	(3,237,964)	(25,365,235)	(2,777,008)	(32,956,780)
Net decrease — Class A	(2,507,876)	(19,644,240)	(1,575,277)	(18,653,427)
CLASS B SHARES
Sold	34,270	255,453	146,316	1,645,841
Conversion to Class A	(67,362)	(506,437)	(699,594)	(7,861,813)
Redeemed	(834,947)	(6,270,100)	(901,969)	(9,748,834)
Net decrease — Class B	(868,039)	(6,521,084)	(1,455,247)	(15,964,806)
CLASS C SHARES
Sold	21,943	161,096	54,443	619,915
Redeemed	(342,974)	(2,456,557)	(280,474)	(3,092,731)
Net decrease — Class C	(321,031)	(2,295,461)	(226,031)	(2,476,816)
CLASS I SHARES
Sold	4,486	32,627	15,597	192,273
Reinvestment of dividends	233	1,562	155	1,955
Redeemed	(57,013)	(587,194)	(29,807)	(380,497)
Net decrease — Class I	(52,294)	(553,005)	(14,055)	(186,269)
Net decrease in Fund	(3,749,240)	$(29,013,790)	(3,270,610)	$(37,281,318)

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED MAY 31, 2009	FOR THE YEAR ENDED MAY 31, 2008
Ordinary income	$1,076,216	$108,704
As of May 31, 2009, the tax-basis components of accumulated losses were as follows:
Undistributed ordinary income	$251,387
Undistributed long-term gains	—
Net accumulated earnings	251,387
Capital loss carryforward	(298,210,352)
Foreign tax credit pass-through	98,842
Post-October losses	(10,296,816)
Temporary differences	(125,335)
Net unrealized depreciation	(13,639,776)
Total accumulated losses	$(321,922,050)

As of May 31, 2009, the Fund had a net capital loss carryforward of $298,210,352, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$141,716,861	May 31, 2010
151,309,627	May 31, 2011
5,183,864	May 31, 2017

As of May 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through.

Permanent differences, primarily due to foreign currency gains and tax adjustments on partnership investments sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at May 31, 2009:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$89,627	$(65,657)	$(23,970)

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009 continued

8. Fair Valuation Measurements

The Fund adopted FASB statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective June 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments.

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT MAY 31, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Investments in Securities	$121,399,635	$55,533,742	$65,865,893	—
Other Financial Instruments*	6,609	—	6,609	—
Total	$121,406,244	$55,533,742	$65,872,502	—
Liabilities:
Other Financial Instruments*	$(11,137)	—	$(11,137)	—

*  Other financial instruments include forward contracts.

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009 continued

9. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Forward Foreign Currency Contracts The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the year ended May 31, 2009, the cost of purchases and the proceeds from sales of forward foreign currency contracts were $23,339,788 and $32,313,049, respectively.

The Fund adopted FASB Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), effective December 1, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of May 31, 2009.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
	Unrealized appreciation on		Unrealized depreciation on
	open forward foreign		open forward foreign
Foreign Exchange Risk	currency contracts	$6,609	currency contracts	$(11,137)

Morgan Stanley Global Advantage Fund

Notes to Financial Statements  ■  May 31, 2009 continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with SFAS 161.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY CONTRACTS
Foreign Exchange Risk	$(210,428)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY CONTRACTS
Foreign Exchange Risk	$(4,528)

10. Accounting Pronouncements

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund's financial statements.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165 ("SFAS 165"), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have, if any, on the Fund's financial statement disclosures.

Morgan Stanley Global Advantage Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MAY 31,
	2009		2008		2007	2006	2005
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.59		$12.17		$9.54	$8.34	$7.71
Income (loss) from investment operations:
Net investment income(1)	0.03		0.06		0.02	0.05	0.05
Net realized and unrealized gain (loss)	(3.53)		(0.63)		2.61	1.15	0.58
Total income (loss) from investment operations	(3.50)		(0.57)		2.63	1.20	0.63
Less dividends from net investment income	(0.08)		(0.01)		–	–	–
Net asset value, end of period	$8.01		$11.59		$12.17	$9.54	$8.34
Total Return(2)	(30.09)%		(4.71)%		27.57%	14.39%	8.17%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.41	%(4)	1.23	%(4)	1.29%	1.29%	1.26%
Net investment income	0.30	%(4)	0.53	%(4)	0.19%	0.53%	0.49%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$104,570		$180,366		$208,521	$179,327	$28,357
Portfolio turnover rate	34%		28%		15%	137%	93%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE YEAR ENDED MAY 31,
	2009		2008		2007	2006	2005
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.72		$11.33		$8.95	$7.88	$7.34
Income (loss) from investment operations:
Net investment loss(1)	(0.04)		(0.03)		(0.06)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(3.24)		(0.58)		2.44	1.09	0.56
Total income (loss) from investment operations	(3.28)		(0.61)		2.38	1.07	0.54
Net asset value, end of period	$7.44		$10.72		$11.33	$8.95	$7.88
Total Return(2)	(30.60)%		(5.38)%		26.59%	13.58%	7.36%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.16	%(4)	1.98	%(4)	2.06%	2.04%	2.01%
Net investment loss	(0.45	)%(4)	(0.22	)%(4)	(0.58)%	(0.22)%	(0.26)%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$6,237		$18,290		$35,825	$69,619	$271,463
Portfolio turnover rate	34%		28%		15%	137%	93%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE YEAR ENDED MAY 31,
	2009		2008		2007	2006	2005
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.75		$11.36		$8.98	$7.91	$7.36
Income (loss) from investment operations:
Net investment loss(1)	(0.03)		(0.02)		(0.06)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(3.26)		(0.59)		2.44	1.09	0.57
Total income (loss) from investment operations	(3.29)		(0.61)		2.38	1.07	0.55
Net asset value, end of period	$7.46		$10.75		$11.36	$8.98	$7.91
Total Return(2)	(30.60)%		(5.37)%		26.50%	13.53%	7.47%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.16	%(4)	1.98	%(4)	2.06%	2.04%	2.01%
Net investment loss	(0.45	)%(4)	(0.22	)%(4)	(0.58)%	(0.22)%	(0.26)%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$12,132		$20,935		$24,700	$23,740	$27,155
Portfolio turnover rate	34%		28%		15%	137%	93%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Financial Highlights continued

	FOR THE YEAR ENDED MAY 31,
	2009		2008		2007	2006	2005
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.84		$12.43		$9.72	$8.48	$7.81
Income (loss) from investment operations:
Net investment income(1)	0.04		0.10		0.03	0.07	0.09
Net realized and unrealized gain (loss)	(3.60)		(0.66)		2.68	1.17	0.58
Total income (loss) from investment operations	(3.56)		(0.56)		2.71	1.24	0.67
Less dividends from net investment income	(0.11)		(0.03)		–	–	–
Net asset value, end of period	$8.17		$11.84		$12.43	$9.72	$8.48
Total Return(2)	(29.92)%		(4.41)%		27.88%	14.62%	8.58%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.16	%(4)	0.98	%(4)	1.06%	1.04%	1.01%
Net investment income	0.55	%(4)	0.78	%(4)	0.42%	0.78%	0.74%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$154		$843		$1,059	$3,757	$891
Portfolio turnover rate	34%		28%		15%	137%	93%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Advantage Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Advantage Fund (the "Fund"), including the portfolio of investments, as of May 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Advantage Fund as of May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 24, 2009

Morgan Stanley Global Advantage Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's

Morgan Stanley Global Advantage Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Global Advantage Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Stategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley Global Advantage Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Global Advantage Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

Morgan Stanley Global Advantage Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (62)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  †  For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Global Advantage Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997); Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Morgan Stanley Global Advantage Fund

2009 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended May 31, 2009. For corporate shareholders, 54.96% of the dividends qualified for the dividend received deduction.

For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended May 31, 2009. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $2,185,305 as taxable at this lower rate.

The Fund intends to pass through foreign tax credits of $98,842, and has derived net income from sources within foreign countries amounting to $287,569.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

GADANN
IU09-03108P-Y05/09

INVESTMENT MANAGEMENT

Morgan Stanley
Global Advantage Fund

Annual Report

May 31, 2009

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2009

	Registrant			Covered Entities(1)
Audit Fees		$40,875		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,418,000	(2)
Tax Fees		$5,165	(3)	$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$5,165		$7,299,000

Total		$46,040		$7,299,000

2008

	Registrant			Covered Entities(1)
Audit Fees		$37,825		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$4,336,000	(2)
Tax Fees		$4,738	(3)	$762,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$4,738		$5,098,000

Total		$42,563		$5,098,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                   Not applicable.

(g)                See table above.

(h)                The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2009